Equity-accounted investees - YouDo - Additional information (Details) - RUB (₽) ₽ in Thousands		2 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	May 17, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Percentage ownership interest			25.00%	46.66%	25.00%	9.91%
Impairment loss						₽ 218,126
Non-current assets	₽ 14,208,634	₽ 15,452,084		₽ 14,208,634	₽ 15,452,084	14,208,634	₽ 15,452,084
Current assets	9,692,246	7,330,188		9,692,246	7,330,188	9,692,246	7,330,188
Non-current liabilities	(3,693,420)	(8,386,951)		(3,693,420)	(8,386,951)	(3,693,420)	(8,386,951)
Current liabilities	(13,343,775)	(8,431,977)		(13,343,775)	(8,431,977)	(13,343,775)	(8,431,977)
Carrying amount of the Group's interest in associate	272,724	414,621		272,724	414,621	272,724	414,621
Revenue						18,085,164	15,968,033	₽ 8,282,107
Profit before income tax						5,235,995	6,867,605	2,571,597
Net loss for the period						1,544,501	1,374,834	685,772
Profit (loss)						3,691,494	5,492,771	1,885,825
Total comprehensive loss (100%)						₽ 3,688,393	₽ 5,490,949	₽ 1,900,934
YouDo
Disclosure of associates [line items]
Percentage ownership interest						9.91%	9.91%
Impairment loss						₽ 218,126
Net assets (100%)	41,193	79,888		41,193	79,888	41,193	₽ 79,888
Group's share of net assets		85,695			85,695		85,695
Goodwill	280,686	280,686		280,686	280,686	280,686	280,686
Cash consideration transferred							366,381
Total net assets	41,193	79,888		41,193	79,888	41,193	79,888
Carrying amount of the Group's interest in associate	103,753	360,574		103,753	360,574	103,753	360,574
YouDo
Disclosure of associates [line items]
Net assets (100%)	415,670	806,145		415,670	806,145	415,670	806,145
Non-current assets	498,620	610,622		498,620	610,622	498,620	610,622
Current assets	70,734	324,752		70,734	324,752	70,734	324,752
Non-current liabilities	(53,768)	(53,768)		(53,768)	(53,768)	(53,768)	(53,768)
Current liabilities	(99,916)	(75,461)		(99,916)	(75,461)	(99,916)	(75,461)
Total net assets	415,670	806,145		415,670	806,145	415,670	806,145
Revenue		86,539				449,733
Profit before income tax		(58,592)				(390,476)
Profit (loss)		(58,592)				(390,476)
Total comprehensive loss (100%)		(58,592)				₽ (390,476)
Total net assets, percent						100.00%
Capital commitments	0	0		0	0	₽ 0	0
Contingent liabilities	₽ 0	0		₽ 0	₽ 0	0	₽ 0
YouDo | YouDo
Disclosure of associates [line items]
Percentage of ownership interest not exercised (in percent)	14.90%
Group's share of total comprehensive loss		₽ (5,807)				₽ (38,695)